Segment analysis - Segment assets and segment revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer
Segment analysis
Number of customers with a percentage of total revenues greater than 10% | customer	1	0	0
Revenue	$ 6,660	$ 6,676	$ 6,390
United States
Segment analysis
Revenue	2,974	2,911	2,852
Non-current assets	2,100	2,190
United Kingdom
Segment analysis
Revenue	736	778	702
Non-current assets	665	659
Germany
Segment analysis
Non-current assets	713	847
Luxembourg
Segment analysis
Revenue	2	2	$ 2
Non-current assets	$ 0	$ 0